Eaton Vance

Short Duration Diversified Income Fund

January 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 33.1%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.6%
AI Convoy (Luxembourg) S.a.r.l.
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing January 17, 2027	99	$99,514
Dynasty Acquisition Co., Inc.
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.50%), Maturing April 6, 2026	43	41,693
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.50%), Maturing April 6, 2026	80	77,550
TransDigm, Inc.
Term Loan, 2.37%, (1 mo. USD LIBOR + 2.25%), Maturing August 22, 2024	479	472,396
Term Loan, 2.37%, (1 mo. USD LIBOR + 2.25%), Maturing December 9, 2025	946	930,447

		$1,621,600

Air Transport — 0.2%
JetBlue Airways Corporation
Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing June 17, 2024	171	$176,981
Mileage Plus Holdings, LLC
Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing June 25, 2027	125	133,472
SkyMiles IP, Ltd.
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing October 20, 2027	300	315,206

		$625,659

Automotive — 1.1%
Adient US, LLC
Term Loan, 4.39%, (USD LIBOR + 4.25%), Maturing May 6, 2024(2)	99	$98,900
Autokiniton US Holdings, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 6.38%), Maturing May 22, 2025	122	122,485
Clarios Global, L.P.
Term Loan, 3.62%, (1 mo. USD LIBOR + 3.50%), Maturing April 30, 2026	533	533,637
Dayco Products, LLC
Term Loan, 4.48%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023	169	146,077
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing March 7, 2025	383	379,919
IAA, Inc.
Term Loan, 2.38%, (1 mo. USD LIBOR + 2.25%), Maturing June 28, 2026	97	97,052
Les Schwab Tire Centers
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), Maturing November 2, 2027	400	402,250
Tenneco, Inc.
Term Loan, 3.12%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025	515	510,044
Thor Industries, Inc.
Term Loan, 3.94%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2026	142	141,999

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Truck Hero, Inc.
Term Loan, Maturing January 31, 2028(3)	200	$200,625

		$2,632,988

Beverage and Tobacco — 0.1%
Arterra Wines Canada, Inc.
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), Maturing November 24, 2027	150	$151,078

		$151,078

Brokerage/Securities Dealers/Investment Houses — 0.1%
Advisor Group, Inc.
Term Loan, 5.12%, (1 mo. USD LIBOR + 5.00%), Maturing July 31, 2026	173	$173,559

		$173,559

Building and Development — 1.5%
American Builders & Contractors Supply Co., Inc.
Term Loan, 2.12%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2027	346	$345,073
American Residential Services, LLC
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), Maturing October 15, 2027	100	100,531
APi Group DE, Inc.
Term Loan, 2.62%, (1 mo. USD LIBOR + 2.50%), Maturing October 1, 2026	223	223,724
Brookfield Property REIT, Inc.
Term Loan, 2.62%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025	147	142,524
Core & Main L.P.
Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing August 1, 2024	170	170,155
Cornerstone Building Brands, Inc.
Term Loan, 3.88%, (1 mo. USD LIBOR + 3.75%), Maturing April 12, 2025	98	98,111
CP Atlas Buyer, Inc.
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), Maturing November 23, 2027	44	44,019
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), Maturing November 23, 2027	131	131,496
CPG International, Inc.
Term Loan, 4.75%, (12 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing May 5, 2024	221	221,484
Cushman & Wakefield U.S. Borrower, LLC
Term Loan, 2.87%, (1 mo. USD LIBOR + 2.75%), Maturing August 21, 2025	784	781,625
LSF11 Skyscraper Holdco S.a.r.l.
Term Loan, 5.74%, (3 mo. USD LIBOR + 5.50%), Maturing September 29, 2027	127	127,972
Northstar Group Services, Inc.
Term Loan, 6.50%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing November 9, 2026	200	200,500
Park River Holdings, Inc.
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing December 28, 2027	100	100,344
Quikrete Holdings, Inc.
Term Loan, 2.62%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2027	428	428,232
RE/MAX International, Inc.
Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), Maturing December 15, 2023	386	386,528

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
White Cap Buyer, LLC
Term Loan, 4.50%, (6 mo. USD LIBOR + 4.00%, Floor 0.50%), Maturing October 19, 2027	324	$325,953

		$3,828,271

Business Equipment and Services — 3.0%
Airbnb, Inc.
Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing April 17, 2025	124	$135,050
AlixPartners, LLP
Term Loan, 2.62%, (1 mo. USD LIBOR + 2.50%), Maturing April 4, 2024	123	122,857
Term Loan, Maturing January 28, 2028(3)	225	224,438
Allied Universal Holdco, LLC
Term Loan, 4.37%, (1 mo. USD LIBOR + 4.25%), Maturing July 10, 2026	470	471,034
AppLovin Corporation
Term Loan, 3.62%, (1 mo. USD LIBOR + 3.50%), Maturing August 15, 2025	319	319,343
Term Loan, 4.12%, (1 mo. USD LIBOR + 4.00%), Maturing August 15, 2025	99	99,777
ASGN Incorporated
Term Loan, 1.87%, (1 mo. USD LIBOR + 1.75%), Maturing April 2, 2025	45	44,935
Asplundh Tree Expert, LLC
Term Loan, 2.62%, (1 mo. USD LIBOR + 2.50%), Maturing September 7, 2027	175	175,476
Bracket Intermediate Holding Corp.
Term Loan, 4.49%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025	122	121,806
Camelot U.S. Acquisition 1 Co.
Term Loan, 3.12%, (1 mo. USD LIBOR + 3.00%), Maturing October 30, 2026	272	273,373
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing October 30, 2026	175	175,984
CCC Information Services, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing April 29, 2024	291	292,494
Ceridian HCM Holding, Inc.
Term Loan, 2.59%, (1 week USD LIBOR + 2.50%), Maturing April 30, 2025	220	219,525
Deerfield Dakota Holding, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing April 9, 2027	323	325,569
EAB Global, Inc.
Term Loan, 4.75%, (USD LIBOR + 3.75%, Floor 1.00%), Maturing November 15, 2024(2)	195	194,824
EIG Investors Corp.
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing February 9, 2023	444	444,578
Garda World Security Corporation
Term Loan, 4.99%, (3 mo. USD LIBOR + 4.75%), Maturing October 30, 2026	120	120,687
Greeneden U.S. Holdings II, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing December 1, 2027	125	125,625
IG Investment Holdings, LLC
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing May 23, 2025	422	423,765
Illuminate Buyer, LLC
Term Loan, 4.12%, (1 mo. USD LIBOR + 4.00%), Maturing June 30, 2027	125	125,300
IRI Holdings, Inc.
Term Loan, 4.37%, (1 mo. USD LIBOR + 4.25%), Maturing December 1, 2025	221	220,466

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Iron Mountain, Inc.
Term Loan, 1.87%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026		122	$121,107
Ivanti Software, Inc.
Term Loan, 5.75%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), Maturing December 1, 2027		400	404,643
KAR Auction Services, Inc.
Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing September 19, 2026		99	98,585
KUEHG Corp.
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing February 21, 2025		310	301,962
Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), Maturing August 22, 2025		50	48,094
Monitronics International, Inc.
Term Loan, 7.75%, (1 mo. USD LIBOR + 6.50%, Floor 1.25%), Maturing March 29, 2024		199	186,892
Packaging Coordinators Midco, Inc.
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing November 30, 2027		175	175,839
PGX Holdings, Inc.
Term Loan, 10.50%, (12 mo. USD LIBOR + 9.50%, Floor 1.00%), 6.25% cash, 4.25% PIK, Maturing September 29, 2023		228	218,162
Red Ventures, LLC
Term Loan, 2.62%, (1 mo. USD LIBOR + 2.50%), Maturing November 8, 2024		184	182,169
Spin Holdco, Inc.
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing November 14, 2022		596	595,827
Techem Verwaltungsgesellschaft 675 mbH
Term Loan, 2.63%, (6 mo. EURIBOR + 2.63%), Maturing July 15, 2025	EUR	111	134,092
Tempo Acquisition, LLC
Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), Maturing November 2, 2026		127	127,715
West Corporation
Term Loan, 5.00%, (USD LIBOR + 4.00%, Floor 1.00%), Maturing October 10, 2024(2)		170	167,204

			$7,419,197

Cable and Satellite Television — 1.6%
Charter Communications Operating, LLC
Term Loan, 1.88%, (1 mo. USD LIBOR + 1.75%), Maturing February 1, 2027		534	$533,620
CSC Holdings, LLC
Term Loan, 2.38%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		442	440,767
Term Loan, 2.38%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		147	146,541
Term Loan, 2.63%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2027		196	195,281
Numericable Group S.A.
Term Loan, 2.87%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		313	310,295
Telenet Financing USD, LLC
Term Loan, 2.13%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2028		575	571,869
UPC Broadband Holding B.V.
Term Loan, 2.38%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2028		125	124,437
Term Loan, 3.63%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2029		288	288,199
Term Loan, 3.63%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2029		288	288,199

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Virgin Media Bristol, LLC
Term Loan, 2.63%, (1 mo. USD LIBOR + 2.50%), Maturing January 31, 2028		650	$648,476
Term Loan, Maturing January 31, 2029(3)		175	175,394
Virgin Media SFA Finance Limited
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing January 31, 2029	EUR	175	212,238

			$3,935,316

Chemicals and Plastics — 1.3%
Aruba Investments, Inc.
Term Loan, 4.75%, (6 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing November 24, 2027		100	$100,875
Emerald Performance Materials, LLC
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing August 12, 2025		240	240,649
Ferro Corporation
Term Loan, 2.50%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		48	48,072
Term Loan, 2.50%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		49	49,117
Gemini HDPE, LLC
Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), Maturing December 31, 2027		125	124,375
H.B. Fuller Company
Term Loan, 2.13%, (1 mo. USD LIBOR + 2.00%), Maturing October 20, 2024		176	175,855
Hexion, Inc.
Term Loan, 3.74%, (3 mo. USD LIBOR + 3.50%), Maturing July 1, 2026		123	123,510
INEOS Enterprises Holdings II Limited
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing August 28, 2026	EUR	25	30,336
INEOS Styrolution US Holding, LLC
Term Loan, Maturing January 21, 2026(3)		400	401,875
INEOS US Finance, LLC
Term Loan, 2.12%, (1 mo. USD LIBOR + 2.00%), Maturing April 1, 2024		509	507,301
Messer Industries GmbH
Term Loan, 2.75%, (3 mo. USD LIBOR + 2.50%), Maturing March 1, 2026		172	171,955
NIC Acquisition Corp.
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing December 29, 2027		125	125,469
PQ Corporation
Term Loan, 2.46%, (3 mo. USD LIBOR + 2.25%), Maturing February 7, 2027		175	174,826
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing February 7, 2027		232	232,632
Pregis TopCo Corporation
Term Loan, 3.87%, (1 mo. USD LIBOR + 3.75%), Maturing July 31, 2026		99	99,402
Starfruit Finco B.V.
Term Loan, 3.13%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		359	358,335
Tronox Finance, LLC
Term Loan, 3.18%, (USD LIBOR + 3.00%), Maturing September 23, 2024(2)		394	394,484

			$3,359,068

Containers and Glass Products — 0.5%
Berry Global, Inc.
Term Loan, 2.13%, (1 mo. USD LIBOR + 2.00%), Maturing July 1, 2026		148	$147,658
BWAY Holding Company
Term Loan, 3.38%, (1 mo. USD LIBOR + 3.25%), Maturing April 3, 2024		232	228,311

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Flex Acquisition Company, Inc.
Term Loan, 3.24%, (3 mo. USD LIBOR + 3.00%), Maturing June 29, 2025	219	$218,180
Reynolds Consumer Products, LLC
Term Loan, 1.87%, (1 mo. USD LIBOR + 1.75%), Maturing February 4, 2027	319	319,790
Reynolds Group Holdings, Inc.
Term Loan, 3.37%, (1 mo. USD LIBOR + 3.25%), Maturing February 5, 2026	225	225,211
TricorBraun Holdings, Inc.
Term Loan, Maturing February 3, 2028(3)	18	18,271
Term Loan, Maturing February 3, 2028(3)	82	81,229

		$1,238,650

Cosmetics/Toiletries — 0.2%
Kronos Acquisition Holdings, Inc.
Term Loan, Maturing December 17, 2026(3)	200	$201,500
Term Loan, Maturing December 22, 2026(3)	200	200,000

		$401,500

Drugs — 1.6%
Akorn, Inc.
Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing October 1, 2025	71	$71,548
Alkermes, Inc.
Term Loan, 2.38%, (1 mo. USD LIBOR + 2.25%), Maturing March 27, 2023	69	69,281
Amneal Pharmaceuticals, LLC
Term Loan, 3.63%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025	512	507,916
Arbor Pharmaceuticals, Inc.
Term Loan, 6.00%, (6 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing July 5, 2023	108	106,598
Bausch Health Companies, Inc.
Term Loan, 3.12%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025	630	631,922
Catalent Pharma Solutions, Inc.
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing May 18, 2026	123	123,375
Elanco Animal Health Incorporated
Term Loan, 1.89%, (1 mo. USD LIBOR + 1.75%), Maturing August 1, 2027	292	291,928
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), Maturing April 29, 2024	748	745,538
Grifols Worldwide Operations USA, Inc.
Term Loan, 2.09%, (1 week USD LIBOR + 2.00%), Maturing November 15, 2027	124	123,704
Horizon Therapeutics USA, Inc.
Term Loan, 2.19%, (1 mo. USD LIBOR + 2.00%), Maturing May 22, 2026	331	330,771
Mallinckrodt International Finance S.A.
Term Loan, 5.50%, (6 mo. USD LIBOR + 4.75%, Floor 0.75%), Maturing September 24, 2024	692	654,168
Term Loan, 5.75%, (6 mo. USD LIBOR + 5.00%, Floor 0.75%), Maturing February 24, 2025	231	217,876

		$3,874,625

Ecological Services and Equipment — 0.2%
EnergySolutions, LLC
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing May 9, 2025	171	$170,625

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
GFL Environmental, Inc.
Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), Maturing May 30, 2025	200	$201,672
TruGreen Limited Partnership
Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing November 2, 2027	100	100,625

		$472,922

Electronics/Electrical — 5.5%
Applied Systems, Inc.
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing September 19, 2024	412	$413,196
Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing September 19, 2025	75	75,812
AQA Acquisition Holding, Inc.
Term Loan, Maturing November 19, 2027(3)	125	125,104
Astra Acquisition Corp.
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing March 1, 2027	124	125,303
Avast Software B.V.
Term Loan, 3.25%, (3 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing September 29, 2023	31	31,325
Banff Merger Sub, Inc.
Term Loan, 4.37%, (1 mo. USD LIBOR + 4.25%), Maturing October 2, 2025	368	367,424
Cambium Learning Group, Inc.
Term Loan, 4.75%, (3 mo. USD LIBOR + 4.50%), Maturing December 18, 2025	125	125,175
Castle US Holding Corporation
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.75%), Maturing January 29, 2027	91	90,641
CDW, LLC
Term Loan, 1.88%, (1 mo. USD LIBOR + 1.75%), Maturing October 13, 2026	544	546,908
CentralSquare Technologies, LLC
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.75%), Maturing August 29, 2025	123	115,763
Cloudera, Inc.
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), Maturing December 17, 2027	100	100,156
Cohu, Inc.
Term Loan, 3.12%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025	98	97,189
CommScope, Inc.
Term Loan, 3.37%, (1 mo. USD LIBOR + 3.25%), Maturing April 6, 2026	272	271,659
Cornerstone OnDemand, Inc.
Term Loan, 4.38%, (1 mo. USD LIBOR + 4.25%), Maturing April 22, 2027	261	262,451
Delta TopCo, Inc.
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing December 1, 2027	225	226,572
Term Loan - Second Lien, 8.00%, (6 mo. USD LIBOR + 7.25%, Floor 0.75%), Maturing December 1, 2028	300	306,000
E2open, LLC
Term Loan, Maturing October 29, 2027(3)	125	125,976
ECI Macola Max Holdings, LLC
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing November 9, 2027	175	176,181

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Electro Rent Corporation
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing January 31, 2024	265	$268,139
Epicor Software Corporation
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing July 30, 2027	99	99,763
EXC Holdings III Corp.
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing December 2, 2024	73	72,932
Finastra USA, Inc.
Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), Maturing June 13, 2024(2)	390	383,760
Flexera Software, LLC
Term Loan, 4.25%, (USD LIBOR + 3.25%, Floor 1.00%), Maturing February 26, 2025(2)	24	24,434
Gainwell Acquisition Corp.
Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing October 1, 2027	425	426,594
Go Daddy Operating Company, LLC
Term Loan, 1.87%, (1 mo. USD LIBOR + 1.75%), Maturing February 15, 2024	597	597,455
Term Loan, 2.62%, (1 mo. USD LIBOR + 2.50%), Maturing August 10, 2027	174	174,483
Grab Holdings, Inc.
Term Loan, Maturing January 20, 2026(3)	350	351,422
Hyland Software, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), Maturing July 1, 2024	519	522,049
Imperva, Inc.
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing January 12, 2026	100	99,934
Imprivata, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), Maturing December 1, 2027	175	175,437
Informatica, LLC
Term Loan, 3.37%, (1 mo. USD LIBOR + 3.25%), Maturing February 25, 2027	918	917,298
LogMeIn, Inc.
Term Loan, 4.88%, (1 mo. USD LIBOR + 4.75%), Maturing August 31, 2027	225	225,035
MA FinanceCo., LLC
Term Loan, 2.87%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024	25	24,498
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing June 5, 2025	273	277,267
Mirion Technologies, Inc.
Term Loan, 4.26%, (3 mo. USD LIBOR + 4.00%), Maturing March 6, 2026	125	124,994
MTS Systems Corporation
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing July 5, 2023	91	91,560
NCR Corporation
Term Loan, 2.72%, (3 mo. USD LIBOR + 2.50%), Maturing August 28, 2026	147	146,625
PointClickCare Technologies, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), Maturing December 29, 2027	100	100,250
Redstone Buyer, LLC
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing September 1, 2027	224	227,337
Renaissance Holding Corp.
Term Loan, 3.37%, (1 mo. USD LIBOR + 3.25%), Maturing May 30, 2025	171	168,990
Seattle Spinco, Inc.
Term Loan, 2.87%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024	167	165,439

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
SkillSoft Corporation
Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing December 27, 2024	61	$62,246
Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing April 27, 2025	200	199,412
SolarWinds Holdings, Inc.
Term Loan, 2.87%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024	170	165,365
Solera, LLC
Term Loan, 2.87%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	121	120,866
SS&C European Holdings S.a.r.l.
Term Loan, 1.87%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	150	149,837
SS&C Technologies, Inc.
Term Loan, 1.87%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	197	196,770
SurveyMonkey, Inc.
Term Loan, 3.85%, (1 week USD LIBOR + 3.75%), Maturing October 10, 2025	215	215,050
Symplr Software, Inc.
Term Loan, 5.25%, (6 mo. USD LIBOR + 4.50%, Floor 0.75%), Maturing December 22, 2027	125	125,594
Syncsort Incorporated
Term Loan, 6.48%, (3 mo. USD LIBOR + 6.25%), Maturing August 16, 2024	218	218,929
Tech Data Corporation
Term Loan, 3.62%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2025	175	175,872
Tibco Software, Inc.
Term Loan, 3.88%, (1 mo. USD LIBOR + 3.75%), Maturing June 30, 2026	195	195,431
Uber Technologies, Inc.
Term Loan, 3.62%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023	311	312,132
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing April 4, 2025	219	220,589
Ultimate Software Group, Inc. (The)
Term Loan, 3.87%, (1 mo. USD LIBOR + 3.75%), Maturing May 4, 2026	247	248,206
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing May 4, 2026	623	626,901
Ultra Clean Holdings, Inc.
Term Loan, 4.62%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	97	96,936
Valkyr Purchaser, LLC
Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing October 29, 2027	125	125,000
Verifone Systems, Inc.
Term Loan, 4.22%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025	171	167,427
Veritas US, Inc.
Term Loan, 6.50%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing September 1, 2025	399	401,681
VS Buyer, LLC
Term Loan, 3.37%, (1 mo. USD LIBOR + 3.25%), Maturing February 28, 2027	174	174,122
Vungle, Inc.
Term Loan, 5.62%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2026	99	99,059

		$13,545,955

Equipment Leasing — 0.2%
Avolon TLB Borrower 1 (US), LLC
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), Maturing December 1, 2027	300	$301,958
Delos Finance S.a.r.l.
Term Loan, 2.00%, (3 mo. USD LIBOR + 1.75%), Maturing October 6, 2023	298	297,477

		$599,435

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Financial Intermediaries — 1.1%
Aretec Group, Inc.
Term Loan, 4.37%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025	196	$196,454
Citco Funding, LLC
Term Loan, 2.77%, (3 mo. USD LIBOR + 2.50%), Maturing September 28, 2023	638	640,469
Claros Mortgage Trust, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing August 9, 2026	99	98,501
Ditech Holding Corporation
Term Loan, 0.00%, Maturing June 30, 2022(4)	382	124,017
EIG Management Company, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing February 22, 2025	49	48,655
FB Income Advisor, LLC
Term Loan, 2.38%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2025	73	73,312
FinCo I, LLC
Term Loan, 2.62%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025	133	132,913
Focus Financial Partners, LLC
Term Loan, 2.12%, (1 mo. USD LIBOR + 2.00%), Maturing July 3, 2024	416	415,170
Greenhill & Co., Inc.
Term Loan, 3.37%, (1 mo. USD LIBOR + 3.25%), Maturing April 12, 2024	131	130,423
GreenSky Holdings, LLC
Term Loan, 3.38%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025	195	192,555
Guggenheim Partners, LLC
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), Maturing July 21, 2023	184	184,247
Harbourvest Partners, LLC
Term Loan, 2.38%, (1 mo. USD LIBOR + 2.25%), Maturing March 3, 2025	59	59,215
LPL Holdings, Inc.
Term Loan, 1.88%, (1 mo. USD LIBOR + 1.75%), Maturing November 12, 2026	198	198,322
Victory Capital Holdings, Inc.
Term Loan, 2.74%, (3 mo. USD LIBOR + 2.50%), Maturing July 1, 2026	147	146,672

		$2,640,925

Food Products — 0.9%
Alphabet Holding Company, Inc.
Term Loan, 3.62%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024	363	$362,897
CHG PPC Parent, LLC
Term Loan, 2.87%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025	73	72,531
Froneri International, Ltd.
Term Loan, 2.37%, (1 mo. USD LIBOR + 2.25%), Maturing January 29, 2027	299	297,401
H Food Holdings, LLC
Term Loan, 3.81%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025	98	97,323
Term Loan, 4.12%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025	49	49,069
HLF Financing S.a.r.l.
Term Loan, 2.87%, (1 mo. USD LIBOR + 2.75%), Maturing August 18, 2025	147	147,110
Jacobs Douwe Egberts International B.V.
Term Loan, 2.19%, (1 mo. USD LIBOR + 2.00%), Maturing November 1, 2025	233	234,025
JBS USA LUX S.A.
Term Loan, 2.12%, (1 mo. USD LIBOR + 2.00%), Maturing May 1, 2026	688	688,610

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Nomad Foods Europe Midco Limited
Term Loan, 2.38%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024	195	$195,177

		$2,144,143

Food Service — 0.8%
1011778 B.C. Unlimited Liability Company
Term Loan, 1.87%, (1 mo. USD LIBOR + 1.75%), Maturing November 19, 2026	866	$861,485
Aramark Services, Inc.
Term Loan, 1.87%, (1 mo. USD LIBOR + 1.75%), Maturing March 11, 2025	140	139,375
IRB Holding Corp.
Term Loan, 3.75%, (6 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing February 5, 2025	268	268,296
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing December 15, 2027	250	251,667
KFC Holding Co.
Term Loan, 1.88%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025	168	167,946
US Foods, Inc.
Term Loan, 1.87%, (1 mo. USD LIBOR + 1.75%), Maturing June 27, 2023	122	120,612
Term Loan, 2.12%, (1 mo. USD LIBOR + 2.00%), Maturing September 13, 2026	247	243,909

		$2,053,290

Health Care — 2.8%
Accelerated Health Systems, LLC
Term Loan, 3.63%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025	74	$73,408
ADMI Corp.
Term Loan, 2.87%, (1 mo. USD LIBOR + 2.75%), Maturing April 30, 2025	244	241,727
Alliance Healthcare Services, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing October 24, 2023	111	102,063
athenahealth, Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 4.50%), Maturing February 11, 2026	221	222,076
Term Loan, Maturing February 11, 2026(3)	75	75,375
Avantor Funding, Inc.
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing November 21, 2024	56	56,209
BW NHHC Holdco, Inc.
Term Loan, 5.22%, (3 mo. USD LIBOR + 5.00%), Maturing May 15, 2025	146	134,184
Cano Health, LLC
Term Loan, 0.50%, Maturing November 19, 2027(5)	53	53,446
Term Loan, 5.50%, (6 mo. USD LIBOR + 4.75%, Floor 0.75%), Maturing November 19, 2027	147	146,595
Change Healthcare Holdings, LLC
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing March 1, 2024	816	818,548
Ensemble RCM, LLC
Term Loan, 3.96%, (3 mo. USD LIBOR + 3.75%), Maturing August 3, 2026	74	74,317
Envision Healthcare Corporation
Term Loan, 3.87%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025	664	571,340
Gentiva Health Services, Inc.
Term Loan, 3.38%, (1 mo. USD LIBOR + 3.25%), Maturing July 2, 2025	301	301,536
Greatbatch, Ltd.
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing October 27, 2022	86	86,056

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Hanger, Inc.
Term Loan, 3.62%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025	146	$146,057
Inovalon Holdings, Inc.
Term Loan, 3.19%, (1 mo. USD LIBOR + 3.00%), Maturing April 2, 2025	162	162,286
IQVIA, Inc.
Term Loan, 1.87%, (1 mo. USD LIBOR + 1.75%), Maturing March 7, 2024	258	258,523
Term Loan, 1.87%, (1 mo. USD LIBOR + 1.75%), Maturing January 17, 2025	218	217,960
MPH Acquisition Holdings, LLC
Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing June 7, 2023	304	303,778
Navicure, Inc.
Term Loan, 4.12%, (1 mo. USD LIBOR + 4.00%), Maturing October 22, 2026	149	148,968
Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing October 22, 2026	75	75,187
One Call Corporation
Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing November 25, 2022	196	191,296
Ortho-Clinical Diagnostics S.A.
Term Loan, 3.39%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025	496	495,887
Parexel International Corporation
Term Loan, 2.87%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	343	342,675
Phoenix Guarantor, Inc.
Term Loan, 3.38%, (1 mo. USD LIBOR + 3.25%), Maturing March 5, 2026	271	271,905
Select Medical Corporation
Term Loan, 2.53%, (6 mo. USD LIBOR + 2.25%), Maturing March 6, 2025	374	373,116
Sotera Health Holdings, LLC
Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), Maturing December 11, 2026	100	100,125
Surgery Center Holdings, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing September 3, 2024	145	144,503
Tecomet, Inc.
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing May 1, 2024	170	169,972
U.S. Anesthesia Partners, Inc.
Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing June 23, 2024	218	214,970
US Radiology Specialists, Inc.
Term Loan, 6.25%, (3 mo. USD LIBOR + 5.50%, Floor 0.75%), Maturing December 10, 2027	125	125,976
Verscend Holding Corp.
Term Loan, 4.62%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	220	220,486

		$6,920,550

Home Furnishings — 0.3%
Mattress Firm, Inc.
Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing November 26, 2027	125	$126,406
Serta Simmons Bedding, LLC
Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing August 10, 2023	172	175,201
Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing August 10, 2023	570	527,867

		$829,474

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Industrial Equipment — 1.5%
Alliance Laundry Systems, LLC
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), Maturing October 8, 2027		175	$175,969
Altra Industrial Motion Corp.
Term Loan, 2.12%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025		76	76,600
Apex Tool Group, LLC
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.25%, Floor 1.25%), Maturing August 1, 2024		347	347,538
CPM Holdings, Inc.
Term Loan, 3.89%, (1 mo. USD LIBOR + 3.75%), Maturing November 17, 2025		49	48,612
DexKo Global, Inc.
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing July 24, 2024		121	121,001
DXP Enterprises, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), Maturing December 16, 2027		100	100,250
EWT Holdings III Corp.
Term Loan, 2.62%, (1 mo. USD LIBOR + 2.50%), Maturing December 20, 2024		661	663,806
Filtration Group Corporation
Term Loan, 3.12%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025		234	232,217
Gardner Denver, Inc.
Term Loan, 1.87%, (1 mo. USD LIBOR + 1.75%), Maturing March 1, 2027		168	168,001
Gates Global, LLC
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing April 1, 2024		296	295,970
Granite Holdings US Acquisition Co.
Term Loan, Maturing September 30, 2026(3)		175	175,437
Ingersoll-Rand Services Company
Term Loan, 1.87%, (1 mo. USD LIBOR + 1.75%), Maturing March 1, 2027		199	198,447
LTI Holdings, Inc.
Term Loan, 4.87%, (1 mo. USD LIBOR + 4.75%), Maturing July 24, 2026		25	24,518
Quimper AB
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing February 13, 2026	EUR	275	335,562
Robertshaw US Holding Corp.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing February 28, 2025		146	140,405
Titan Acquisition Limited
Term Loan, 3.27%, (6 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		413	405,045
Vertical Midco GmbH
Term Loan, 4.48%, (6 mo. USD LIBOR + 4.25%), Maturing July 30, 2027		200	201,412

			$3,710,790

Insurance — 1.5%
Alliant Holdings Intermediate, LLC
Term Loan, 3.37%, (1 mo. USD LIBOR + 3.25%), Maturing May 9, 2025		74	$73,656
Term Loan, 3.37%, (1 mo. USD LIBOR + 3.25%), Maturing May 9, 2025		240	239,386
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), Maturing October 8, 2027		150	150,039

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
AmWINS Group, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing January 25, 2024		419	$420,363
AssuredPartners, Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2027		25	24,649
Asurion, LLC
Term Loan, 3.12%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		274	273,755
Term Loan, 3.37%, (1 mo. USD LIBOR + 3.25%), Maturing December 23, 2026		500	498,386
Term Loan, Maturing July 31, 2027(3)		40	39,600
Term Loan - Second Lien, 6.62%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025		94	94,292
Term Loan - Second Lien, Maturing January 29, 2028(3)		50	50,000
Hub International Limited
Term Loan, 2.97%, (USD LIBOR + 2.75%), Maturing April 25, 2025(2)		707	702,347
NFP Corp.
Term Loan, 3.37%, (1 mo. USD LIBOR + 3.25%), Maturing February 15, 2027		49	48,774
Ryan Specialty Group, LLC
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing September 1, 2027		274	275,113
Sedgwick Claims Management Services, Inc.
Term Loan, 3.37%, (1 mo. USD LIBOR + 3.25%), Maturing December 31, 2025		172	170,750
USI, Inc.
Term Loan, 3.25%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		387	384,823
Term Loan, 4.25%, (3 mo. USD LIBOR + 4.00%), Maturing December 2, 2026		198	198,569

			$3,644,502

Leisure Goods/Activities/Movies — 1.6%
AMC Entertainment Holdings, Inc.
Term Loan, 5.25%, (USD Prime + 2.00%), Maturing April 22, 2026		270	$226,207
Amer Sports Oyj
Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), Maturing March 30, 2026	EUR	525	625,167
Bombardier Recreational Products, Inc.
Term Loan, 2.12%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2027		792	789,960
Carnival Corporation
Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing June 30, 2025		199	205,816
ClubCorp Holdings, Inc.
Term Loan, 3.00%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		266	247,771
Crown Finance US, Inc.
Term Loan, 15.25%, (3 mo. USD LIBOR + 14.25%, Floor 1.00%), 7.00% cash, 8.25% PIK, Maturing May 23, 2024		60	74,179
Term Loan, 3.50%, (3 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing February 28, 2025		243	192,594
Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing September 30, 2026		223	175,300
Delta 2 (LUX) S.a.r.l.
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing February 1, 2024		110	109,651

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Lindblad Expeditions, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.75%, Floor 0.75%), 4.25% cash, 1.25% PIK, Maturing March 27, 2025		77	$71,924
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.75%, Floor 0.75%), 4.25% cash, 1.25% PIK, Maturing March 27, 2025		306	287,695
Match Group, Inc.
Term Loan, 1.96%, (3 mo. USD LIBOR + 1.75%), Maturing February 13, 2027		100	99,500
NASCAR Holdings, Inc.
Term Loan, 2.87%, (1 mo. USD LIBOR + 2.75%), Maturing October 19, 2026		110	109,934
Playtika Holding Corp.
Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing December 10, 2024		475	478,351
SRAM, LLC
Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), Maturing March 15, 2024(2)		138	138,154
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing February 14, 2025		41	40,610
Travel Leaders Group, LLC
Term Loan, 4.12%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024		122	110,068
Vue International Bidco PLC
Term Loan, 4.75%, (6 mo. EURIBOR + 4.75%), Maturing July 3, 2026	EUR	106	109,931

			$4,092,812

Lodging and Casinos — 0.8%
Aristocrat Technologies, Inc.
Term Loan, 1.97%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024		82	$81,422
CityCenter Holdings, LLC
Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing April 18, 2024		411	406,924
Golden Nugget, Inc.
Term Loan, 3.25%, (2 mo. USD LIBOR + 2.50%, Floor 0.75%), Maturing October 4, 2023		232	227,716
GVC Holdings (Gibraltar) Limited
Term Loan, 3.25%, (3 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing March 29, 2024		146	146,270
Playa Resorts Holding B.V.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing April 29, 2024		362	350,869
Stars Group Holdings B.V. (The)
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025		244	245,533
VICI Properties 1, LLC
Term Loan, 1.88%, (1 mo. USD LIBOR + 1.75%), Maturing December 20, 2024		239	237,543
Wyndham Hotels & Resorts, Inc.
Term Loan, 1.87%, (1 mo. USD LIBOR + 1.75%), Maturing May 30, 2025		196	194,584

			$1,890,861

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Nonferrous Metals/Minerals — 0.1%
American Consolidated Natural Resources, Inc.
Term Loan, 17.00%, (1 mo. USD LIBOR + 16.00%, Floor 1.00%), 14.00% cash, 3.00% PIK, Maturing September 16, 2025	91	$87,971
Oxbow Carbon, LLC
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), Maturing October 13, 2025	49	49,560

		$137,531

Oil and Gas — 0.8%
Ameriforge Group, Inc.
Term Loan, 14.00%, (3 mo. USD LIBOR + 13.00%, Floor 1.00%), 9.00% cash, 5.00% PIK, Maturing June 8, 2022	78	$62,446
Apergy Corporation
Term Loan, 2.63%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025	17	16,952
Blackstone CQP Holdco L.P.
Term Loan, 3.74%, (3 mo. USD LIBOR + 3.50%), Maturing September 30, 2024	148	147,990
Buckeye Partners L.P.
Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing November 1, 2026	397	397,992
CITGO Petroleum Corporation
Term Loan, 7.25%, (6 mo. USD LIBOR + 6.25%, Floor 1.00%), Maturing March 28, 2024	336	334,894
Delek US Holdings, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing March 31, 2025	99	99,126
Fieldwood Energy, LLC
DIP Loan, 3.68%, (1 mo. USD LIBOR + 8.75%, Floor 1.00%), Maturing August 4, 2021(5)	29	29,623
Term Loan, 0.00%, Maturing April 11, 2022(4)	196	48,417
Lealand Finance Company B.V.
Term Loan, 3.12%, (1 mo. USD LIBOR + 3.00%), Maturing June 30, 2024	3	2,811
Term Loan, 4.12%, (1 mo. USD LIBOR + 4.00%), 1.12% cash, 3.00% PIK, Maturing June 30, 2025	28	19,061
Matador Bidco S.a.r.l.
Term Loan, 4.87%, (1 mo. USD LIBOR + 4.75%), Maturing October 15, 2026	149	149,154
Prairie ECI Acquiror L.P.
Term Loan, 4.87%, (1 mo. USD LIBOR + 4.75%), Maturing March 11, 2026	144	141,623
PSC Industrial Holdings Corp.
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing October 11, 2024	121	119,078
RDV Resources Properties, LLC
Term Loan, 7.50%, (1 mo. USD LIBOR + 6.50%, Floor 1.00%), Maturing March 29, 2024(6)	71	48,543
Sunrise Oil & Gas Properties, LLC
Term Loan, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023	61	54,780
Term Loan - Second Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023	63	46,618
Term Loan - Third Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023	73	31,508
UGI Energy Services, LLC
Term Loan, 3.87%, (1 mo. USD LIBOR + 3.75%), Maturing August 13, 2026	148	148,581

		$1,899,197

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Publishing — 0.3%
Alchemy Copyrights, LLC
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing August 16, 2027	75	$75,186
Ascend Learning, LLC
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 12, 2024	169	169,926
Getty Images, Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 4.50%), Maturing February 19, 2026	145	145,171
LSC Communications, Inc.
Term Loan, 0.00%, Maturing September 30, 2022(4)	122	11,062
ProQuest, LLC
Term Loan, 3.62%, (1 mo. USD LIBOR + 3.50%), Maturing October 23, 2026	259	260,239
Tweddle Group, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing September 17, 2023	35	33,543

		$695,127

Radio and Television — 0.6%
Diamond Sports Group, LLC
Term Loan, 3.38%, (1 mo. USD LIBOR + 3.25%), Maturing August 24, 2026	444	$382,903
Entercom Media Corp.
Term Loan, 2.62%, (1 mo. USD LIBOR + 2.50%), Maturing November 18, 2024	111	109,588
Entravision Communications Corporation
Term Loan, 2.87%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	126	124,307
Gray Television, Inc.
Term Loan, 2.64%, (1 mo. USD LIBOR + 2.50%), Maturing January 2, 2026	85	85,017
Hubbard Radio, LLC
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing March 28, 2025	95	93,230
iHeartCommunications, Inc.
Term Loan, 3.12%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2026	74	73,600
Nexstar Broadcasting, Inc.
Term Loan, 2.37%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	185	184,762
Sinclair Television Group, Inc.
Term Loan, 2.63%, (1 mo. USD LIBOR + 2.50%), Maturing September 30, 2026	99	98,719
Terrier Media Buyer, Inc.
Term Loan, 4.37%, (1 mo. USD LIBOR + 4.25%), Maturing December 17, 2026	272	272,902

		$1,425,028

Retailers (Except Food and Drug) — 0.4%
Ascena Retail Group, Inc.
Term Loan, 0.00%, Maturing August 21, 2022(4)	164	$34,520
Bass Pro Group, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 5.00%, Floor 0.75%), Maturing September 25, 2024	242	242,566

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
BJ’s Wholesale Club, Inc.
Term Loan, 2.13%, (1 mo. USD LIBOR + 2.00%), Maturing February 3, 2024	85	$84,821
CNT Holdings I Corp.
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing November 8, 2027	100	100,789
David’s Bridal, Inc.
Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 6.00% cash, 5.00% PIK, Maturing June 23, 2023	53	50,710
Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing June 30, 2023	61	52,918
Harbor Freight Tools USA, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing October 19, 2027	224	225,039
Hoya Midco, LLC
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing June 30, 2024	169	162,096
LSF9 Atlantis Holdings, LLC
Term Loan, 7.00%, (1 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing May 1, 2023	158	158,071
Pier 1 Imports (U.S.), Inc.
Term Loan, 0.00%, Maturing April 30, 2021(4)(6)	31	15,237

		$1,126,767

Steel — 0.3%
Atkore International, Inc.
Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing December 22, 2023	210	$210,510
GrafTech Finance, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing February 12, 2025	165	165,193
Neenah Foundry Company
Term Loan, 10.00%, (2 mo. USD LIBOR + 9.00%, Floor 1.00%), Maturing December 13, 2022	95	83,065
Phoenix Services International, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing March 1, 2025	122	121,410
Zekelman Industries, Inc.
Term Loan, 2.13%, (1 mo. USD LIBOR + 2.00%), Maturing January 24, 2027	121	121,461

		$701,639

Surface Transport — 0.0%(7)
XPO Logistics, Inc.
Term Loan, 2.12%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025	100	$100,156

		$100,156

Telecommunications — 1.3%
CenturyLink, Inc.
Term Loan, 2.37%, (1 mo. USD LIBOR + 2.25%), Maturing March 15, 2027	1,040	$1,037,623
Digicel International Finance Limited
Term Loan, 3.51%, (6 mo. USD LIBOR + 3.25%), Maturing May 28, 2024	121	113,178
Global Eagle Entertainment, Inc.
DIP Loan, 11.25%, (1 mo. USD LIBOR + 10.00%, Floor 1.25%), Maturing March 31, 2021	32	31,190
Term Loan, 0.00%, Maturing January 6, 2023(4)	213	152,196

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Intelsat Jackson Holdings S.A.
DIP Loan, 6.50%, (USD LIBOR + 5.50%, Floor 1.00%), Maturing July 13, 2022(2)	74	$75,732
Term Loan, 8.75%, (USD Prime + 5.50%), Maturing January 2, 2024	250	254,375
IPC Corp.
Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing August 6, 2021(6)	181	144,093
Onvoy, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing February 10, 2024	120	119,059
Plantronics, Inc.
Term Loan, 2.62%, (1 mo. USD LIBOR + 2.50%), Maturing July 2, 2025	180	178,093
Syniverse Holdings, Inc.
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing March 9, 2023	146	133,658
Telesat Canada
Term Loan, 2.88%, (1 mo. USD LIBOR + 2.75%), Maturing December 7, 2026	163	162,421
Zayo Group Holdings, Inc.
Term Loan, 3.12%, (1 mo. USD LIBOR + 3.00%), Maturing March 9, 2027	334	333,385
Ziggo Financing Partnership
Term Loan, 2.63%, (1 mo. USD LIBOR + 2.50%), Maturing April 30, 2028	625	623,047

		$3,358,050

Utilities — 0.3%
Brookfield WEC Holdings, Inc.
Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), Maturing August 1, 2025	319	$318,649
Calpine Construction Finance Company L.P.
Term Loan, 2.12%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2025	164	163,525
Calpine Corporation
Term Loan, 2.63%, (1 mo. USD LIBOR + 2.50%), Maturing December 16, 2027	123	122,815
USIC Holdings, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing December 8, 2023	170	170,534

		$775,523

Total Senior Floating-Rate Loans (identified cost $82,858,646)		$82,026,188

Corporate Bonds & Notes — 11.4%

Security	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.8%
Bombardier, Inc.
6.00%, 10/15/22(8)	313	$311,239
6.125%, 1/15/23(8)	229	230,191

Security	Principal Amount* (000’s omitted)	Value
TransDigm, Inc.
6.50%, 7/15/24	250	$254,500
6.50%, 5/15/25	1,000	1,026,875
6.25%, 3/15/26(8)	179	189,553

		$2,012,358

Automotive — 0.3%
Clarios Global, L.P.
6.25%, 5/15/26(8)	129	$137,439
8.50%, 5/15/27(8)	642	680,937

		$818,376

Building and Development — 0.1%
Five Point Operating Co., L.P./Five Point Capital Corp.
7.875%, 11/15/25(8)	84	$88,821
Greystar Real Estate Partners, LLC
5.75%, 12/1/25(8)	187	193,545

		$282,366

Business Equipment and Services — 0.7%
EIG Investors Corp.
10.875%, 2/1/24	330	$338,973
KAR Auction Services, Inc.
5.125%, 6/1/25(8)	132	135,630
ServiceMaster Co., LLC (The)
7.45%, 8/15/27	1,000	1,176,060

		$1,650,663

Cable and Satellite Television — 0.9%
Altice France S.A.
7.375%, 5/1/26(8)	355	$371,756
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.50%, 5/1/26(8)	1,000	1,037,115
4.75%, 3/1/30(8)	75	79,873
CSC Holdings, LLC
7.50%, 4/1/28(8)	500	555,067
5.75%, 1/15/30(8)	200	214,940
TEGNA, Inc.
5.00%, 9/15/29	56	58,327

		$2,317,078

Conglomerates — 0.3%
Spectrum Brands, Inc.
5.00%, 10/1/29(8)	530	$562,228

Security	Principal Amount* (000’s omitted)	Value
TMS International Holding Corp.
7.25%, 8/15/25(8)	239	$243,780

		$806,008

Distribution & Wholesale — 0.0%(7)
Performance Food Group, Inc.
5.50%, 10/15/27(8)	69	$72,749

		$72,749

Diversified Financial Services — 0.2%
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC
7.125%, 7/31/26(8)	460	$482,878

		$482,878

Drugs — 0.2%
Bausch Health Americas, Inc.
8.50%, 1/31/27(8)	63	$69,862
Bausch Health Companies, Inc.
9.00%, 12/15/25(8)	338	371,656
5.75%, 8/15/27(8)	31	33,422

		$474,940

Ecological Services and Equipment — 0.6%
Covanta Holding Corp.
5.875%, 7/1/25	1,000	$1,041,145
GFL Environmental, Inc.
8.50%, 5/1/27(8)	285	315,638
Waste Pro USA, Inc.
5.50%, 2/15/26(8)	25	25,815

		$1,382,598

Electronics/Electrical — 0.0%(7)
Sensata Technologies, Inc.
4.375%, 2/15/30(8)	45	$48,516

		$48,516

Financial Intermediaries — 0.1%
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
6.25%, 2/1/22	164	$164,246

		$164,246

Security	Principal Amount* (000’s omitted)	Value
Financial Services — 0.4%
Debt and Asset Trading Corp.
1.00%, 10/10/25(9)	1,060	$930,150

		$930,150

Food Products — 0.2%
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc.
5.50%, 1/15/30(8)	353	$401,481

		$401,481

Health Care — 1.2%
Centene Corp.
5.375%, 8/15/26(8)	45	$47,306
3.00%, 10/15/30	624	653,453
HCA, Inc.
5.875%, 2/1/29	753	898,179
Lifepoint Health, Inc.
5.375%, 1/15/29(8)	447	450,911
Molina Healthcare, Inc.
3.875%, 11/15/30(8)	296	317,090
MPH Acquisition Holdings, LLC
5.75%, 11/1/28(8)	590	585,575

		$2,952,514

Industrial Equipment — 0.0%(7)
Colfax Corp.
6.00%, 2/15/24(8)	36	$37,260
6.375%, 2/15/26(8)	59	63,308

		$100,568

Insurance — 0.4%
Hub International, Ltd.
7.00%, 5/1/26(8)	948	$984,503

		$984,503

Internet Software & Services — 0.1%
Netflix, Inc.
5.875%, 11/15/28	230	$288,938

		$288,938

Security	Principal Amount* (000’s omitted)	Value
Leisure Goods/Activities/Movies — 0.2%
Viking Cruises, Ltd.
5.875%, 9/15/27(8)	612	$587,138

		$587,138

Lodging and Casinos — 0.5%
Caesars Resort Collection, LLC/CRC Finco, Inc.
5.25%, 10/15/25(8)	657	$654,648
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc.
5.75%, 2/1/27	44	49,389
Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC
7.00%, 7/15/26(8)	500	525,312
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.
5.25%, 5/15/27(8)	113	114,862

		$1,344,211

Media — 0.2%
Scripps Escrow, Inc.
5.875%, 7/15/27(8)	477	$497,726

		$497,726

Metals/Mining — 0.1%
Cleveland-Cliffs, Inc.
6.75%, 3/15/26(8)	112	$120,656

		$120,656

Nonferrous Metals/Minerals — 0.2%
First Quantum Minerals, Ltd.
7.25%, 4/1/23(8)	441	$451,101

		$451,101

Oil and Gas — 0.6%
Archrock Partners L.P./Archrock Partners Finance Corp.
6.875%, 4/1/27(8)	250	$263,037
Great Western Petroleum, LLC/Great Western Finance Corp.
9.00%, 9/30/21(8)	1,000	637,500
Petroleos Mexicanos
6.75%, 9/21/47	784	686,110

		$1,586,647

Packaging & Containers — 0.1%
ARD Finance S.A.
6.50%, (6.50% cash or 7.25% PIK), 6/30/27(8)(10)	341	$358,903

		$358,903

Security	Principal Amount* (000’s omitted)	Value
Pipelines — 0.1%
Cheniere Energy Partners, L.P.
4.50%, 10/1/29	71	$76,431
Crestwood Midstream Partners, L.P./Crestwood Midstream Finance Corp.
5.625%, 5/1/27(8)	83	80,063
EnLink Midstream, LLC
5.375%, 6/1/29	50	47,844

		$204,338

Radio and Television — 0.6%
Diamond Sports Group, LLC/Diamond Sports Finance Co.
5.375%, 8/15/26(8)	146	$118,077
iHeartCommunications, Inc.
6.375%, 5/1/26	27	28,916
8.375%, 5/1/27	49	52,471
Nexstar Broadcasting, Inc.
5.625%, 7/15/27(8)	62	65,908
Sirius XM Radio, Inc.
4.625%, 7/15/24(8)	124	128,366
5.50%, 7/1/29(8)	500	545,000
4.125%, 7/1/30(8)	124	127,923
Terrier Media Buyer, Inc.
8.875%, 12/15/27(8)	443	479,824

		$1,546,485

Real Estate Investment Trusts (REITs) — 0.2%
Service Properties Trust
3.95%, 1/15/28	591	$538,918
Uniti Group, L.P./Uniti Fiber Holdings, Inc./CSL Capital, LLC
7.125%, 12/15/24(8)	54	55,705

		$594,623

Steel — 0.5%
Allegheny Technologies, Inc.
7.875%, 8/15/23	453	$496,732
Infrabuild Australia Pty, Ltd.
12.00%, 10/1/24(8)	664	707,572

		$1,204,304

Surface Transport — 0.1%
XPO Logistics, Inc.
6.125%, 9/1/23(8)	346	$352,271

		$352,271

Technology — 0.4%
Dell International, LLC/EMC Corp.
7.125%, 6/15/24(8)	895	$930,442

		$930,442

Telecommunications — 0.9%
Altice France Holding S.A.
10.50%, 5/15/27(8)	269	$302,121

Security	Principal Amount* (000’s omitted)	Value
CenturyLink, Inc.
7.50%, 4/1/24	66	$74,484
Connect Finco S.a.r.l./Connect US Finco, LLC
6.75%, 10/1/26(8)	200	213,970
Hughes Satellite Systems Corp.
6.625%, 8/1/26	470	532,768
Sprint Capital Corp.
6.875%, 11/15/28	191	245,554
Sprint Communications, Inc.
6.00%, 11/15/22	25	26,895
Sprint Corp.
7.875%, 9/15/23	562	649,812
ViaSat, Inc.
5.625%, 4/15/27(8)	62	65,294

		$2,110,898

Utilities — 0.1%
Calpine Corp.
5.25%, 6/1/26(8)	51	$52,687
TerraForm Power Operating, LLC
4.25%, 1/31/23(8)	45	46,414
5.00%, 1/31/28(8)	70	77,831

		$176,932

Total Corporate Bonds & Notes (identified cost $27,332,465)		$28,237,605

Foreign Government Securities — 13.0%

Security	Principal Amount* (000’s omitted)	Value
Argentina — 0.2%
Republic of Argentina
0.125% to 7/9/21, 7/9/35(11)	1,103	$379,908
0.125% to 7/9/21, 7/9/41(11)	468	170,777

Total Argentina		$550,685

Bahrain — 1.2%
CBB International Sukuk Programme Co.
6.25%, 11/14/24(9)	315	$348,617
Kingdom of Bahrain
6.75%, 9/20/29(9)	451	509,387
7.00%, 1/26/26(9)	393	455,839
7.00%, 10/12/28(9)	400	464,077
7.375%, 5/14/30(9)	1,141	1,325,705

Total Bahrain		$3,103,625

Security	Principal Amount* (000’s omitted)		Value
Barbados — 0.5%
Government of Barbados
6.50%, 10/1/29(8)		1,210	$1,221,595

Total Barbados			$1,221,595

Belarus — 0.6%
Republic of Belarus
5.875%, 2/24/26(9)		200	$205,501
6.875%, 2/28/23(9)		1,185	1,236,512

Total Belarus			$1,442,013

Benin — 0.5%
Benin Government International Bond
6.875%, 1/19/52(9)	EUR	970	$1,245,822

Total Benin			$1,245,822

Dominican Republic — 1.1%
Dominican Republic
4.50%, 1/30/30(9)		1,100	$1,154,175
5.875%, 1/30/60(9)		635	668,020
6.85%, 1/27/45(9)		380	449,350
7.45%, 4/30/44(9)		303	381,931

Total Dominican Republic			$2,653,476

Ecuador — 0.1%
Republic of Ecuador
0.50%, 7/31/40(9)		228	$78,032
0.50%, to 7/31/21, 7/31/40(9)(11)		597	202,947
0.50%, to 7/31/21, 7/31/40(9)(11)		189	64,611

Total Ecuador			$345,590

Egypt — 1.6%
Arab Republic of Egypt
8.15%, 11/20/59(9)		1,099	$1,171,776
8.50%, 1/31/47(9)		1,500	1,655,223
8.70%, 3/1/49(9)		731	816,790
8.875%, 5/29/50(9)		255	289,563

Total Egypt			$3,933,352

Ivory Coast — 0.6%
Ivory Coast Government International Bond
4.875%, 1/30/32(9)	EUR	300	$375,624
5.25%, 3/22/30(9)	EUR	326	422,756
6.625%, 3/22/48(9)	EUR	404	533,296
6.875%, 10/17/40(9)	EUR	100	136,921

Total Ivory Coast			$1,468,597

Jamaica — 0.5%
Jamaica Government International Bond
7.875%, 7/28/45		849	$1,199,213

Total Jamaica			$1,199,213

Jordan — 0.6%
Jordan Government International Bond
7.375%, 10/10/47(9)		1,200	$1,370,718

Total Jordan			$1,370,718

Security	Principal Amount* (000’s omitted)		Value
Lebanon — 0.1%
Lebanese Republic
6.25%, 11/4/24(4)(9)		7	$917
6.25%, 6/12/25(4)(9)		130	17,181
6.40%, 5/26/23(4)		6	787
6.65%, 4/22/24(4)(9)		323	42,701
6.65%, 11/3/28(4)(9)		92	12,328
6.75%, 11/29/27(4)(9)		2	261
6.85%, 3/23/27(4)(9)		184	24,457
6.85%, 5/25/29(4)		4	534
7.00%, 3/20/28(4)(9)		209	27,828
7.05%, 11/2/35(4)(9)		38	5,041
7.15%, 11/20/31(4)(9)		202	26,603
8.20%, 5/17/33(4)		70	9,420
8.25%, 5/17/34(4)		58	7,636

Total Lebanon			$175,694

Mongolia — 0.1%
Mongolia Government International Bond
5.125%, 4/7/26(9)		200	$214,484

Total Mongolia			$214,484

Philippines — 0.5%
Republic of the Philippines
2.95%, 5/5/45		1,302	$1,351,840

Total Philippines			$1,351,840

Romania — 1.7%
Romania Government International Bond
2.625%, 12/2/40(9)	EUR	125	$158,609
2.75%, 2/26/26(9)	EUR	270	362,803
3.375%, 1/28/50(9)	EUR	1,126	1,542,820
3.624%, 5/26/30(9)	EUR	265	383,544
4.625%, 4/3/49(9)	EUR	1,146	1,869,208

Total Romania			$4,316,984

Seychelles — 0.3%
Republic of Seychelles
8.00%, 1/1/26(9)		695	$663,439

Total Seychelles			$663,439

Suriname — 0.4%
Republic of Suriname
9.25%, 10/26/26(9)		1,453	$954,185

Total Suriname			$954,185

Turkey — 0.2%
Republic of Turkey
6.75%, 5/30/40		300	$311,985
7.625%, 4/26/29		200	231,179

Total Turkey			$543,164

Security	Principal Amount* (000’s omitted)	Value
Ukraine — 1.8%
Ukraine Government International Bond
0.00%, GDP-Linked, 5/31/40(9)(12)	762	$862,828
9.75%, 11/1/28(9)	2,864	3,483,497

Total Ukraine		$4,346,325

United Arab Emirates — 0.4%
Abu Dhabi Government International Bond
3.125%, 9/30/49(9)	1,000	$1,050,980

Total United Arab Emirates		$1,050,980

Zambia — 0.0%(7)
Republic of Zambia
8.50%, 4/14/24(9)	206	$110,735

Total Zambia		$110,735

Total Foreign Government Securities (identified cost $29,677,611)		$32,262,516

Sovereign Loans — 1.5%

Borrower	Principal Amount (000’s omitted)	Value
Kenya — 0.7%
Government of Kenya
Term Loan, 6.71%, (6 mo. USD LIBOR + 6.45%), Maturing June 29, 2025(13)	$1,665	$1,679,141

Total Kenya		$1,679,141

Nigeria — 0.5%
Bank of Industry Limited
Term Loan, 6.22%, (3 mo. USD LIBOR + 6.00%), Maturing December 14, 2023(13)(14)	$1,120	$1,132,751

Total Nigeria		$1,132,751

Tanzania — 0.3%
Government of the United Republic of Tanzania
Term Loan, 5.46%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(13)	$814	$822,960

Total Tanzania		$822,960

Total Sovereign Loans (identified cost $3,593,408)		$3,634,852

Mortgage Pass-Throughs — 15.9%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
2.50%, with maturity at 2050	$4,917	$5,186,620
2.798%, (COF + 1.25%), with maturity at 2035(15)	783	803,862
3.00%, with maturity at 2050	1,793	1,895,373

Security	Principal Amount (000’s omitted)		Value
4.50%, with various maturities to 2048	$285		$302,726
6.00%, with maturity at 2029	744		843,564
6.15%, with maturity at 2027	155		170,528
6.50%, with maturity at 2032	618		699,332
7.00%, with maturity at 2036	721		836,035
7.50%, with maturity at 2024	176		181,768
9.00%, with maturity at 2031	7		7,573
9.50%, with maturity at 2022	0	(24)	238

			$10,927,619

Federal National Mortgage Association:
30-Year, 2.00%, TBA(16)	$7,000		$7,227,839
1.963%, (6 mo. USD LIBOR + 1.54%), with maturity at 2037(15)	182		189,302
3.00%, with maturity at 2050	3,667		3,880,621
5.00%, with various maturities to 2040	1,158		1,323,264
5.50%, with various maturities to 2033	843		957,220
6.00%, with maturity at 2023	246		259,506
6.332%, (COF + 2.00%, Floor 6.332%), with maturity at 2032(15)	232		256,965
6.50%, with various maturities to 2036	1,539		1,755,068
7.00%, with various maturities to 2037	697		794,413
10.00%, with maturity at 2031	10		11,082

			$16,655,280

Government National Mortgage Association:
3.00%, with maturity at 2050	$9,795		$10,300,386
4.50%, with maturity at 2047	662		740,183
7.50%, with maturity at 2025	218		229,585
8.00%, with maturity at 2034	613		688,111
9.50%, with maturity at 2025	4		3,759

			$11,962,024

Total Mortgage Pass-Throughs (identified cost $38,873,304)			$39,544,923

Collateralized Mortgage Obligations — 12.6%

Security	Principal Amount (000’s omitted)		Value
Federal Home Loan Mortgage Corp.:
Series 2113, Class QG, 6.00%, 1/15/29	$311		$351,914
Series 2167, Class BZ, 7.00%, 6/15/29	303		345,515
Series 2182, Class ZB, 8.00%, 9/15/29	479		555,748
Series 4273, Class PU, 4.00%, 11/15/43	420		466,188
Series 4337, Class YT, 3.50%, 4/15/49	617		618,404
Series 4452, Class ZJ, 3.00%, 11/15/44	1,171		1,176,634
Series 4584, Class PM, 3.00%, 5/15/46	343		343,150
Series 4608, Class TV, 3.50%, 1/15/55	871		856,719
Series 4626, Class UZ, 3.50%, 1/15/55	731		729,754
Series 4774, Class QD, 4.50%, 1/15/43	544		550,296
Series 4776, Class C, 4.50%, 3/15/43	33		32,820

Security	Principal Amount (000’s omitted)	Value
Series 4980, Class ZP, 2.50%, 7/25/49	$888	$890,142
Series 5035, Class AZ, 2.00%, 11/25/50	1,455	1,444,138
Interest Only:(17)
Series 362, Class C7, 3.50%, 9/15/47	2,519	242,861
Series 2631, Class DS, 6.974%, (7.10% - 1 mo. USD LIBOR), 6/15/33(18)	591	81,986
Series 2770, Class SH, 6.974%, (7.10% - 1 mo. USD LIBOR), 3/15/34(18)	896	221,177
Series 2981, Class CS, 6.594%, (6.72% - 1 mo. USD LIBOR), 5/15/35(18)	505	100,353
Series 3114, Class TS, 6.524%, (6.65% - 1 mo. USD LIBOR), 9/15/30(18)	1,118	169,854
Series 3339, Class JI, 6.464%, (6.59% - 1 mo. USD LIBOR), 7/15/37(18)	1,593	352,648
Series 4109, Class ES, 6.024%, (6.15% - 1 mo. USD LIBOR), 12/15/41(18)	32	8,103
Series 4121, Class IM, 4.00%, 10/15/39	794	10,275
Series 4163, Class GS, 6.074%, (6.20% - 1 mo. USD LIBOR), 11/15/32(18)	2,501	489,468
Series 4169, Class AS, 6.124%, (6.25% - 1 mo. USD LIBOR), 2/15/33(18)	1,301	251,460
Series 4180, Class GI, 3.50%, 8/15/26	667	25,955
Series 4203, Class QS, 6.124%, (6.25% - 1 mo. USD LIBOR), 5/15/43(18)	1,178	194,298
Series 4212, Class SA, 6.074%, (6.20% - 1 mo. USD LIBOR), 7/15/38(18)	103	356
Series 4332, Class KI, 4.00%, 9/15/43	381	20,528
Series 4370, Class IO, 3.50%, 9/15/41	509	21,008
Series 4497, Class CS, 6.074%, (6.20% - 1 mo. USD LIBOR), 9/15/44(18)	1,152	88,529
Series 4507, Class EI, 4.00%, 8/15/44	2,010	202,246
Series 4535, Class JS, 5.974%, (6.10% - 1 mo. USD LIBOR), 11/15/43(18)	1,172	47,283
Series 4548, Class JS, 5.974%, (6.10% - 1 mo. USD LIBOR), 9/15/43(18)	1,131	31,972
Series 4629, Class QI, 3.50%, 11/15/46	1,621	135,881
Series 4644, Class TI, 3.50%, 1/15/45	1,234	82,016
Series 4653, Class PI, 3.50%, 7/15/44	633	5,439
Series 4667, Class PI, 3.50%, 5/15/42	1,545	33,713
Series 4676, Class DI, 4.00%, 7/15/44	1,404	32,828
Series 4744, Class IO, 4.00%, 11/15/47	1,326	160,757
Series 4749, Class IL, 4.00%, 12/15/47	1,015	133,818
Series 4767, Class IM, 4.00%, 5/15/45	833	19,078
Series 4768, Class IO, 4.00%, 3/15/48	1,215	158,975
Series 4772, Class PI, 4.00%, 1/15/48	880	110,652
Series 4966, Class SY, 5.920%, (6.05% - 1 mo. USD LIBOR), 4/25/50(18)	4,364	700,343
Principal Only:(19)
Series 3309, Class DO, 0.00%, 4/15/37	757	703,660
Series 4478, Class PO, 0.00%, 5/15/45	435	399,794

		$13,598,736

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2020-DNA4, Class M2, 3.88%, (1 mo. USD LIBOR + 3.75%), 8/25/50(8)(13)	$3,000	$3,057,460

		$3,057,460

Federal National Mortgage Association:
Series 1991-122, Class N, 7.50%, 9/25/21	$1	$1,337
Series 1994-42, Class K, 6.50%, 4/25/24	77	83,151
Series 1997-38, Class N, 8.00%, 5/20/27	165	188,646
Series 2007-74, Class AC, 5.00%, 8/25/37	841	946,125
Series 2011-49, Class NT, 6.00%, (66.00% - 1 mo. USD LIBOR x 10.00, Cap 6.00%), 6/25/41(18)	250	277,120
Series 2012-134, Class ZT, 2.00%, 12/25/42	816	804,193
Series 2013-6, Class TA, 1.50%, 1/25/43	680	689,247

Security	Principal Amount (000’s omitted)	Value
Series 2013-52, Class MD, 1.25%, 6/25/43	$763	$756,170
Series 2013-99, Class CF, 1.13%, (1 mo. USD LIBOR + 1.00%), 7/25/43(13)	56	56,466
Series 2015-74, Class SL, 2.262%, (2.349% - 1 mo. USD LIBOR x 0.587), 10/25/45(18)	867	698,629
Series 2017-15, Class LE, 3.00%, 6/25/46	410	418,982
Series 2017-66, Class ZJ, 3.00%, 9/25/57	59	59,378
Series 2018-18, Class QD, 4.50%, 5/25/45	596	608,315
Series 2020-46, Class QZ, 2.50%, 3/15/48	93	93,208
Interest Only:(17)
Series 2004-46, Class SI, 5.87%, (6.00% - 1 mo. USD LIBOR), 5/25/34(18)	697	113,646
Series 2005-17, Class SA, 6.57%, (6.70% - 1 mo. USD LIBOR), 3/25/35(18)	787	183,979
Series 2006-42, Class PI, 6.442%, (6.59% - 1 mo. USD LIBOR), 6/25/36(18)	1,154	262,078
Series 2006-44, Class IS, 6.47%, (6.60% - 1 mo. USD LIBOR), 6/25/36(18)	954	220,311
Series 2007-50, Class LS, 6.302%, (6.45% - 1 mo. USD LIBOR), 6/25/37(18)	695	179,732
Series 2008-26, Class SA, 6.07%, (6.20% - 1 mo. USD LIBOR), 4/25/38(18)	1,115	246,878
Series 2008-61, Class S, 5.97%, (6.10% - 1 mo. USD LIBOR), 7/25/38(18)	1,666	311,348
Series 2010-109, Class PS, 6.47%, (6.60% - 1 mo. USD LIBOR), 10/25/40(18)	1,731	365,402
Series 2010-124, Class SJ, 5.92%, (6.05% - 1 mo. USD LIBOR), 11/25/38(18)	226	3,876
Series 2010-147, Class KS, 5.82%, (5.95% - 1 mo. USD LIBOR), 1/25/41(18)	2,226	370,718
Series 2012-52, Class AI, 3.50%, 8/25/26	662	31,872
Series 2012-63, Class EI, 3.50%, 8/25/40	325	1,847
Series 2012-103, Class GS, 5.97%, (6.10% - 1 mo. USD LIBOR), 2/25/40(18)	52	970
Series 2012-112, Class SB, 6.02%, (6.15% - 1 mo. USD LIBOR), 9/25/40(18)	1,387	57,789
Series 2012-118, Class IN, 3.50%, 11/25/42	2,369	322,539
Series 2012-150, Class PS, 6.02%, (6.15% - 1 mo. USD LIBOR), 1/25/43(18)	2,738	536,294
Series 2012-150, Class SK, 6.02%, (6.15% - 1 mo. USD LIBOR), 1/25/43(18)	1,526	274,322
Series 2013-23, Class CS, 6.12%, (6.25% - 1 mo. USD LIBOR), 3/25/33(18)	1,302	259,321
Series 2013-54, Class HS, 6.17%, (6.30% - 1 mo. USD LIBOR), 10/25/41(18)	547	31,619
Series 2014-32, Class EI, 4.00%, 6/25/44	418	65,143
Series 2014-55, Class IN, 3.50%, 7/25/44	1,120	151,430
Series 2014-80, Class BI, 3.00%, 12/25/44	2,150	239,413
Series 2014-89, Class IO, 3.50%, 1/25/45	798	82,436
Series 2015-14, Class KI, 3.00%, 3/25/45	2,254	253,250
Series 2015-17, Class SA, 6.07%, (6.20% - 1 mo. USD LIBOR), 11/25/43(18)	911	38,051
Series 2015-52, Class MI, 3.50%, 7/25/45	1,131	136,227
Series 2015-57, Class IO, 3.00%, 8/25/45	5,906	596,569
Series 2015-93, Class BS, 6.02%, (6.15% - 1 mo. USD LIBOR), 8/25/45(18)	1,383	130,803
Series 2017-46, Class NI, 3.00%, 8/25/42	961	18,780
Series 2018-21, Class IO, 3.00%, 4/25/48	2,024	225,882
Series 2020-23, Class SP, 5.902%, (6.05% - 1 mo. USD LIBOR), 2/25/50(18)	3,770	601,840
Series 2020-45, Class IJ, 2.50%, 7/25/50	3,526	401,572
Principal Only:(19)
Series 2006-8, Class WQ, 0.00%, 3/25/36	670	607,445

		$13,004,349

Security	Principal Amount (000’s omitted)	Value
Government National Mortgage Association:
Series 2011-156, Class GA, 2.00%, 12/16/41	$159	$151,825
Series 2013-131, Class GS, 3.356%, (3.50% - 1 mo. USD LIBOR), 6/20/43(18)	428	355,670
Series 2017-121, Class DS, 4.369%, (4.50% - 1 mo. USD LIBOR), 8/20/47(17)(18)	1,998	230,548
Series 2020-146, Class IQ, 2.00%, 10/20/50(17)	7,934	769,326

		$1,507,369

Total Collateralized Mortgage Obligations (identified cost $37,796,917)		$31,167,914

Commercial Mortgage-Backed Securities — 7.6%

Security	Principal Amount (000’s omitted)	Value
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(8)(20)	$795	$674,093
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(8)(20)	1,605	1,291,785
Citigroup Commercial Mortgage Trust
Series 2015-P1, Class D, 3.225%, 9/15/48(8)	2,000	1,726,193
COMM Mortgage Trust
Series 2013-CR11, Class D, 5.12%, 8/10/50(8)(20)	2,858	2,652,409
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust
Series 2020-01, Class M10, 3.88%, (1 mo. USD LIBOR + 3.75%), 3/25/50(8)(13)	1,000	1,053,136
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class D, 4.554%, 9/15/47(8)(20)	1,850	1,084,060
Series 2014-C25, Class D, 3.95%, 11/15/47(8)(20)	360	286,192
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class D, 5.424%, 8/15/46(8)(20)	1,850	1,676,184
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class D, 4.145%, 7/15/50(8)(20)	1,500	1,504,581
Series 2016-C29, Class D, 3.00%, 5/15/49(8)	1,000	845,857
Series 2016-C32, Class D, 3.396%, 12/15/49(8)(20)	250	197,734
Morgan Stanley Capital I Trust
Series 2016-UBS12, Class D, 3.312%, 12/15/49(8)	1,000	564,864
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.569%, 5/10/45(8)(20)	2,000	1,580,567
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class D, 4.307%, 4/10/46(8)(20)	1,000	743,405
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12, Class D, 4.275%, 7/15/46(8)(20)	2,000	989,769
Series 2015-C31, Class D, 3.852%, 11/15/48	922	835,399
Series 2016-C35, Class D, 3.142%, 7/15/48(8)	1,000	813,602
Series 2016-C36, Class D, 2.942%, 11/15/59(8)	500	324,185

Total Commercial Mortgage-Backed Securities (identified cost $20,437,155)		$18,844,015

Asset-Backed Securities — 14.5%

Security	Principal Amount (000’s omitted)	Value
AMMC CLO 15, Ltd.
Series 2014-15A, Class ERR, 7.151%, (3 mo. USD LIBOR + 6.91%), 1/15/32(8)(13)	$2,000	$1,985,402
AMMC CLO XII, Ltd.
Series 2013-12A, Class ER, 6.386%, (3 mo. USD LIBOR + 6.18%), 11/10/30(8)(13)	1,000	900,697
Ares LII CLO, Ltd.
Series 2019-52A, Class E, 6.772%, (3 mo. USD LIBOR + 6.55%), 4/22/31(8)(13)	1,000	996,613
Ares XXXIIR CLO, Ltd.
Series 2014-32RA, Class D, 6.071%, (3 mo. USD LIBOR + 5.85%), 5/15/30(8)(13)	1,000	982,011
BlueMountain CLO XXIV, Ltd.
Series 2019-24A, Class E, 6.984%, (3 mo. USD LIBOR + 6.76%), 4/20/31(8)(13)	1,250	1,251,006
Carlyle Global Market Strategies CLO, Ltd.
Series 2012-3A, Class DR2, 6.734%, (3 mo. USD LIBOR + 6.50%), 1/14/32(8)(13)	2,000	1,906,274
Series 2014-4RA, Class D, 5.891%, (3 mo. USD LIBOR + 5.65%), 7/15/30(8)(13)	1,000	897,551
Series 2015-5A, Class DR, 6.924%, (3 mo. USD LIBOR + 6.70%), 1/20/32(8)(13)	1,000	964,178
Galaxy XV CLO, Ltd.
Series 2013-15A, Class ER, 6.886%, (3 mo. USD LIBOR + 6.65%), 10/15/30(8)(13)	1,440	1,414,603
Galaxy XXI CLO, Ltd.
Series 2015-21A, Class ER, 5.474%, (3 mo. USD LIBOR + 5.25%), 4/20/31(8)(13)	1,000	953,384
Galaxy XXV CLO, Ltd.
Series 2018-25A, Class E, 6.168%, (3 mo. USD LIBOR + 5.95%), 10/25/31(8)(13)	1,250	1,220,001
Golub Capital Partners CLO 22B, Ltd.
Series 2015-22A, Class ER, 6.224%, (3 mo. USD LIBOR + 6.00%), 1/20/31(8)(13)	2,000	1,848,326
Golub Capital Partners CLO 23M, Ltd.
Series 2015-23A, Class ER, 5.974%, (3 mo. USD LIBOR + 5.75%), 1/20/31(8)(13)	2,000	1,822,762
Madison Park Funding XXV, Ltd.
Series 2017-25A, Class D, 6.318%, (3 mo. USD LIBOR + 6.10%), 4/25/29(8)(13)	3,000	2,990,307
Magnetite XXII, Ltd.
Series 2019-22A, Class E, 6.991%, (3 mo. USD LIBOR + 6.75%), 4/15/31(8)(13)	1,000	1,001,610
Neuberger Berman CLO XVIII, Ltd.
Series 2014-18A, Class DR2, 6.144%, (3 mo. USD LIBOR + 5.92%), 10/21/30(8)(13)	3,000	2,970,152
OHA Credit Partners VII, Ltd.
Series 2012-7A, Class ER, 7.724%, (3 mo. USD LIBOR + 7.50%), 11/20/27(8)(13)	4,000	3,999,916

Security	Principal Amount (000’s omitted)	Value
Palmer Square CLO, Ltd.
Series 2013-2A, Class DRR, 6.073%, (3 mo. USD LIBOR + 5.85%), 10/17/31(8)(13)	$2,000	$1,972,900
Series 2015-1A, Class DR2, 6.463%, (3 mo. USD LIBOR + 6.25%), 5/21/29(8)(13)	2,000	2,000,306
Regatta IX Funding, Ltd.
Series 2017-1A, Class E, 6.223%, (3 mo. USD LIBOR + 6.00%), 4/17/30(8)(13)	2,000	1,975,612
Voya CLO, Ltd.
Series 2015-3A, Class DR, 6.424%, (3 mo. USD LIBOR + 6.20%), 10/20/31(8)(13)	2,000	1,902,698

Total Asset-Backed Securities (identified cost $36,313,364)		$35,956,309

Common Stocks — 0.3%

Security	Shares	Value
Automotive — 0.0%(7)
Dayco Products, LLC(21)(22)	8,898	$26,694

		$26,694

Electronics/Electrical — 0.2%
Answers Corp.(6)(21)(22)	5,814	$3,372
Software Luxembourg Holding S.A., Class A(21)(22)	1,872	336,960

		$340,332

Health Care — 0.0%(7)
Akorn Holding Company, LLC, Class A(21)(22)	6,053	$82,472

		$82,472

Nonferrous Metals/Minerals — 0.0%(7)
ACNR Holdings, Inc., Class A(21)(22)	587	$4,109

		$4,109

Oil and Gas — 0.0%(7)
AFG Holdings, Inc.(6)(21)(22)	3,122	$38,869
McDermott International, Ltd.(21)(22)	12,407	12,655
RDV Resources, Inc., Class A(6)(21)(22)	4,228	0
Samson Resources II, LLC, Class A(6)(21)(22)	4,171	27,112
Sunrise Oil & Gas, Inc., Class A(21)(22)	9,281	2,784

		$81,420

Publishing — 0.0%(7)
Tweddle Group, Inc.(6)(21)(22)	333	$473

		$473

Radio and Television — 0.1%
Clear Channel Outdoor Holdings, Inc.(21)(22)	11,266	$22,419
Cumulus Media, Inc., Class A(21)(22)	6,722	58,347
iHeartMedia, Inc., Class A(21)(22)	4,791	69,661

		$150,427

Security	Shares	Value
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC(6)(21)(22)	4,108	$0

		$0

Total Common Stocks (identified cost $1,122,470)		$685,927

Preferred Stocks — 0.0%(7)

Security	Shares	Value
Financial Services — 0.0%(7)
DBI Investors, Inc., Series A-1(6)(21)(22)	194	$5,186

		$5,186

Nonferrous Metals/Minerals — 0.0%(7)
ACNR Holdings, Inc., 15.00% (PIK)(21)(22)	277	$13,088

		$13,088

Retailers (Except Food and Drug) — 0.0%(7)
David’s Bridal, LLC, Series A, 8.00% (PIK)(6)(21)(22)	114	$3,047
David’s Bridal, LLC, Series B, 10.00% (PIK)(6)(21)(22)	466	12,456

		$15,503

Total Preferred Stocks (identified cost $37,727)		$33,777

Warrants — 0.0%(7)

Security	Shares	Value
Entertainment — 0.0%(7)
Cineworld Group, Exp. 11/23/25(21)(22)	19,735	$9,624

		$9,624

Health Care — 0.0%(7)
THAIHOT Investment Company US Limited, Exp. 10/13/27(6)(21)(22)	3	$923
THAIHOT Investment Company US Limited, Exp. 10/13/27, (Contingent Warrants)(6)(21)(22)	187	0

		$923

Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 11/26/22(6)(21)(22)	793	$0

		$0

Total Warrants (identified cost $0)		$10,547

Miscellaneous — 0.0%(7)

Security	Shares	Value
Oil and Gas — 0.0%(7)
Paragon Offshore Finance Company, Class A(21)(22)	270	$81
Paragon Offshore Finance Company, Class B(21)(22)	135	1,654

Total Miscellaneous (identified cost $2,936)		$1,735

Short-Term Investments — 7.6%

U.S. Treasury Obligations — 0.4%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 2/4/21	$525,000	$524,999
U.S. Treasury Bill, 0.00%, 2/11/21	475,000	474,995

Total U.S. Treasury Obligations (identified cost $999,988)		$999,994

Other — 7.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(23)	17,966,206	$17,966,206

Total Other (identified cost $17,966,206)		$17,966,206

Total Short-Term Investments (identified cost $18,966,194)		$18,966,200

Total Investments — 117.5% (identified cost $297,012,197)		$291,372,508

Less Unfunded Loan Commitments — (0.0)%(7)		$(79,445)

Net Investments — 117.5% (identified cost $296,932,752)		$291,293,063

Other Assets, Less Liabilities — (17.5)%		$(43,341,467)

Net Assets — 100.0%		$247,951,596

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(2)

The stated interest rate represents the weighted average interest rate at January 31, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(3)	This Senior Loan will settle after January 31, 2021, at which time the interest rate will be determined.

(4)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)

Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At January 31, 2021, the total value of unfunded loan commitments is $80,107.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(7)	Amount is less than 0.05% or (0.05)%, as applicable.

(8)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2021, the aggregate value of these securities is $76,144,415 or 30.7% of the Fund’s net assets.

(9)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2021, the aggregate value of these securities is $28,307,792 or 11.4% of the Fund’s net assets.

(10)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(11)	Step coupon security. Interest rate represents the rate in effect at January 31, 2021.

(12)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

(13)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2021.

(14)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(15)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at January 31, 2021.

(16)

TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.

(17)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(18)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2021.

(19)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(20)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2021.

(21)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(22)	Non-income producing security.

(23)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2021.

(24)	Principal amount is less than $500.

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/ Unrealized Appreciation (Depreciation)
EUR	925,982	USD	1,124,976	2/2/21	$(1,251)
EUR	790,000	USD	960,428	2/2/21	(1,724)
USD	1,125,749	EUR	925,982	2/2/21	2,024
USD	959,771	EUR	790,000	2/2/21	1,067
EUR	790,000	USD	960,330	3/2/21	(1,041)
USD	1,125,630	EUR	925,982	3/2/21	1,220

					$295

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	1,397,000	USD	1,697,215	Standard Chartered Bank	2/2/21	$—	$(1,887)
USD	48,525	EUR	40,016	Citibank, N.A.	2/2/21	—	(36)
USD	1,710,426	EUR	1,397,000	Standard Chartered Bank	2/2/21	15,097	—
USD	3,936,408	EUR	3,194,566	Standard Chartered Bank	2/8/21	59,151	—
USD	1,296,271	EUR	1,051,980	Standard Chartered Bank	2/8/21	19,479	—
USD	1,040,416	EUR	844,343	Standard Chartered Bank	2/8/21	15,634	—
USD	435,886	EUR	360,000	UBS AG	2/8/21	—	(1,047)
USD	7,111	GBP	5,214	JPMorgan Chase Bank, N.A.	2/26/21	—	(35)
USD	1,982	GBP	1,449	State Street Bank and Trust Company	2/26/21	—	(3)
USD	1,698,215	EUR	1,397,000	Standard Chartered Bank	3/2/21	1,853	—

						$111,214	$(3,008)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	64	Long	3/31/21	$8,056,000	$425
U.S. 10-Year Treasury Note	49	Long	3/22/21	6,714,531	(33,125)
5-Year USD Deliverable Interest Rate Swap	(6)	Short	3/15/21	(597,891)	2,625
10-Year USD Deliverable Interest Rate Swap	(7)	Short	3/15/21	(672,219)	14,219
Euro-Bobl	(2)	Short	3/8/21	(328,265)	24
Euro-Bund	(6)	Short	3/8/21	(1,290,610)	1,056
Euro-Buxl	(6)	Short	3/8/21	(1,611,351)	11,688
U.S. 5-Year Treasury Note	(2)	Short	3/31/21	(251,750)	94
U.S. Long Treasury Bond	(10)	Short	3/22/21	(1,687,188)	47,184
U.S. Ultra-Long Treasury Bond	(12)	Short	3/22/21	(2,456,625)	67,047

					$111,237

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
EUR	108	Receives	6-month EURIBOR (pays semi-annually)	0.37% (pays annually)	2/12/50	$(10,254)	$—	$(10,254)
EUR	91	Receives	6-month EURIBOR (pays semi-annually)	0.38% (pays annually)	2/13/50	(8,857)	2	(8,855)
EUR	106	Receives	6-month EURIBOR (pays semi-annually)	0.39% (pays annually)	2/13/50	(10,410)	—	(10,410)
EUR	27	Receives	6-month EURIBOR (pays semi-annually)	0.38% (pays annually)	2/13/50	(2,617)	—	(2,617)
EUR	141	Receives	6-month EURIBOR (pays semi-annually)	0.35% (pays annually)	2/18/50	(12,459)	—	(12,459)
EUR	217	Receives	6-month EURIBOR (pays semi-annually)	0.34% (pays annually)	2/20/50	(18,068)	—	(18,068)
EUR	310	Receives	6-month EURIBOR (pays semi-annually)	0.32% (pays annually)	2/21/50	(23,478)	—	(23,478)
EUR	239	Receives	6-month EURIBOR (pays semi-annually)	0.12% (pays annually)	6/8/50	(508)	—	(508)
USD	1,220	Receives	3-month USD-LIBOR (pays quarterly)	0.55% (pays semi-annually)	3/12/23	(11,371)	—	(11,371)
USD	188	Receives	3-month USD-LIBOR (pays quarterly)	1.46% (pays semi-annually)	1/30/25	(8,117)	—	(8,117)
USD	400	Receives	3-month USD-LIBOR (pays quarterly)	1.41% (pays semi-annually)	2/3/25	(19,028)	—	(19,028)
USD	264	Receives	3-month USD-LIBOR (pays quarterly)	0.33% (pays semi-annually)	5/12/25	939	—	939

Notional Amount (000’s omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	203	Receives	3-month USD-LIBOR (pays quarterly)	0.39% (pays semi-annually)	6/19/25	$406	$—	$406
USD	882	Receives	3-month USD-LIBOR (pays quarterly)	1.74% (pays semi-annually)	12/16/26	(57,515)	—	(57,515)
USD	350	Receives	3-month USD-LIBOR (pays quarterly)	0.57% (pays semi-annually)	4/17/27	2,319	—	2,319
USD	2,309	Receives	3-month USD-LIBOR (pays quarterly)	2.09% (pays semi-annually)	7/15/29	(212,801)	662	(212,139)
USD	245	Receives	3-month USD-LIBOR (pays quarterly)	0.60% (pays semi-annually)	5/12/30	9,891	—	9,891
USD	790	Receives	3-month USD-LIBOR (pays quarterly)	0.66% (pays semi-annually)	6/2/30	28,645	—	28,645
USD	237	Receives	3-month USD-LIBOR (pays quarterly)	0.80% (pays semi-annually)	6/11/30	5,694	—	5,694
USD	32	Receives	3-month USD-LIBOR (pays quarterly)	0.77% (pays semi-annually)	6/12/30	835	—	835
USD	174	Receives	3-month USD-LIBOR (pays quarterly)	0.69% (pays semi-annually)	6/16/30	5,878	—	5,878
USD	137	Receives	3-month USD-LIBOR (pays quarterly)	0.74% (pays semi-annually)	6/18/30	4,063	—	4,063
USD	14	Receives	3-month USD-LIBOR (pays quarterly)	0.67% (pays semi-annually)	6/26/30	526	—	526
USD	525	Receives	3-month USD-LIBOR (pays quarterly)	2.88% (pays semi-annually)	1/31/49	(160,148)	(258)	(160,406)
USD	68	Receives	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	8/27/49	(2,247)	—	(2,247)
USD	30	Receives	3-month USD-LIBOR (pays quarterly)	1.65% (pays semi-annually)	8/28/49	(583)	—	(583)
USD	650	Receives	3-month USD-LIBOR (pays quarterly)	1.87% (pays semi-annually)	10/25/49	(46,739)	—	(46,739)
USD	294	Receives	3-month USD-LIBOR (pays quarterly)	1.82% (pays semi-annually)	12/6/49	(17,989)	—	(17,989)
USD	41	Receives	3-month USD-LIBOR (pays quarterly)	1.81% (pays semi-annually)	12/6/49	(2,463)	—	(2,463)
USD	15	Receives	3-month USD-LIBOR (pays quarterly)	1.90% (pays semi-annually)	1/8/50	(1,131)	—	(1,131)
USD	710	Receives	3-month USD-LIBOR (pays quarterly)	0.96% (pays semi-annually)	6/2/50	110,152	—	110,152
USD	174	Receives	3-month USD-LIBOR (pays quarterly)	1.10% (pays semi-annually)	6/11/50	20,942	—	20,942
USD	156	Receives	3-month USD-LIBOR (pays quarterly)	0.93% (pays semi-annually)	6/15/50	25,433	—	25,433
USD	70	Receives	3-month USD-LIBOR (pays quarterly)	0.93% (pays semi-annually)	6/15/50	11,490	—	11,490
USD	82	Receives	3-month USD-LIBOR (pays quarterly)	0.97% (pays semi-annually)	6/16/50	12,569	—	12,569
USD	120	Receives	3-month USD-LIBOR (pays quarterly)	0.97% (pays semi-annually)	6/17/50	18,327	—	18,327

Total						$(368,674)	$406	$(368,268)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Brazil	$420	1.00% (pays quarterly)(1)	12/20/25	1.72%	$(13,885)	$21,927	$8,042
Brazil	1,050	1.00% (pays quarterly)(1)	12/20/30	2.50	(133,636)	128,727	(4,909)
Colombia	5,000	1.00% (pays quarterly)(1)	12/20/25	1.13	(24,702)	75,900	51,198
Indonesia	4,760	1.00% (pays quarterly)(1)	12/20/25	0.76	60,317	—	60,317
Mexico	2,500	1.00% (pays quarterly)(1)	12/20/25	0.95	9,117	36,684	45,801
Mexico	1,600	1.00% (pays quarterly)(1)	12/20/30	1.56	(78,777)	80,872	2,095
Peru	5,000	1.00% (pays quarterly)(1)	12/20/25	0.63	95,793	(63,592)	32,201
Poland	2,500	1.00% (pays quarterly)(1)	6/20/23	0.23	49,271	(22,729)	26,542
South Africa	870	1.00% (pays quarterly)(1)	6/20/21	0.50	2,766	3,976	6,742
Turkey	820	1.00% (pays quarterly)(1)	6/20/21	1.35	(150)	15,073	14,923
Turkey	1,160	1.00% (pays quarterly)(1)	6/20/25	2.98	(92,934)	182,016	89,082

Total	$25,680				$(126,820)	$458,854	$332,034

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation
Croatia	Nomura International PLC	$5,000	1.00% (pays quarterly)(1)	12/20/21	0.27%	$38,797	$40,575	$79,372
Cyprus	Goldman Sachs International	5,000	1.00% (pays quarterly)(1)	12/20/21	0.56	25,882	47,826	73,708
Dubai	Bank of America, N.A.	2,000	1.00% (pays quarterly)(1)	12/20/22	0.71	13,449	12,015	25,464
Dubai	Bank of America, N.A.	3,000	1.00% (pays quarterly)(1)	6/20/23	0.77	20,002	6,490	26,492

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation
Hungary	Barclays Bank PLC	$2,200	1.00% (pays quarterly)(1)	12/20/21	0.23%	$17,889	$1,822	$19,711
Kazakhstan	Barclays Bank PLC	2,500	1.00% (pays quarterly)(1)	12/20/22	0.24	39,384	14,342	53,726
Romania	Barclays Bank PLC	2,200	1.00% (pays quarterly)(1)	12/20/21	0.29	16,690	(915)	15,775

Total		$21,900				$172,093	$122,155	$294,248

*

If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2021, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $47,580,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

COF	-	Cost of Funds 11th District

DIP	-	Debtor In Possession

EURIBOR	-	Euro Interbank Offered Rate

GDP	-	Gross Domestic Product

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

TBA	-	To Be Announced

Currency Abbreviations:

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At January 31, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:

Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase of securities.

Foreign Exchange Risk: The Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including futures contracts and interest rate swaps to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.

At January 31, 2021, the value of the Fund’s investment in affiliated funds was $17,966,206, which represents 7.2% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended January 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$13,984,920	$40,695,343	$(36,714,057)	$86	$(86)	$17,966,206	$3,937	17,966,206

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$81,738,870	$207,873	$81,946,743
Corporate Bonds & Notes	—	28,237,605	—	28,237,605
Foreign Government Securities	—	32,262,516	—	32,262,516
Sovereign Loans	—	3,634,852	—	3,634,852
Mortgage Pass-Throughs	—	39,544,923	—	39,544,923
Collateralized Mortgage Obligations	—	31,167,914	—	31,167,914
Commercial Mortgage-Backed Securities	—	18,844,015	—	18,844,015
Asset-Backed Securities	—	35,956,309	—	35,956,309
Common Stocks	163,082	453,019	69,826	685,927
Preferred Stocks	—	13,088	20,689	33,777
Warrants	—	9,624	923	10,547
Miscellaneous	—	1,735	—	1,735
Short-Term Investments —
U.S. Treasury Obligations	—	999,994	—	999,994
Other	—	17,966,206	—	17,966,206
Total Investments	$163,082	$290,830,670	$299,311	$291,293,063
Forward Foreign Currency Exchange Contracts	$—	$115,525	$—	$115,525
Futures Contracts	144,362	—	—	144,362
Swap Contracts	—	647,466	—	647,466
Total	$307,444	$291,593,661	$299,311	$292,200,416

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(7,024)	$—	$(7,024)
Futures Contracts	(33,125)	—	—	(33,125)
Swap Contracts	—	(970,867)	—	(970,867)
Total	$(33,125)	$(977,891)	$—	$(1,011,016)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2021 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.